Accrued Expenses and Other Liabilities (Details)	Jun. 30, 2022 USD ($)
Gix Group [member]
Accrued Expenses and Other Liabilities (Details) [Line Items]
Accrued expenses	$ 6,500
Media Suppliers [member]
Accrued Expenses and Other Liabilities (Details) [Line Items]
Accrued expenses	$ 6,100